Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
8. Fair Value Measurements
Certain
non-financial
assets, such as intangible assets and property, equipment and software, are remeasured at fair value only if an impairment is recognized in the current period.
Financial Instruments Recorded at Fair Value on a Recurring Basis
Prior to the Company’s IPO completed in July 2025, the Company’s outstanding common and preferred stock warrants were classified as Level 3 liabilities and remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. In connection with the IPO, all outstanding warrants were either exercised or expired. As a result, the Company had no financial instruments measured at fair value on a recurring basis as of December 31, 2025.
Financial Instruments Not Recorded at Fair Value on a Recurring Basis
Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that are approximate fair value due to their liquid or short-term nature. Such financial assets and financial liabilities include cash and cash equivalents, including money market deposits, accounts receivables, certain other assets, accounts payable, accrued expenses, and other current liabilities.